Property,Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value of assets held under finance leases				¥ 343
Interest expense	¥ 387	¥ 534	¥ 670
Disposal of property, plant and equipment	3,739	5,253	5,519
Sales consideration	1,560	1,105	2,030
Gain (loss) on disposal of property, plant and equipment	¥ (2,179)	¥ (4,148)	¥ (3,489)
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized borrowing rate	3.07%	3.16%	3.21%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized borrowing rate	3.49%	3.61%	3.88%